Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss (income)	$ (4,796)	$ 6,500	$ 5,796
Other comprehensive income:
Foreign currency translation adjustments		(267)	(48)
Total comprehensive loss (income)	$ (4,796)	$ 6,233	$ 5,748